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US Legal Services

Michael A. Pignatella

Counsel

(860) 723-2239

Fax: (860) 723-2216

Michael.Pignatella@us.ing.com

July 26, 2006

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Prospectus Title: University of Texas System Retirement Programs

File Nos.: 333-134760 and 811-2513

Ladies and Gentlemen:

We are submitting for filing under the Securities Act of 1933, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4. The purpose of this filing is to add red-herring language to the prospectus and statement of additional information. There are no other changes to the disclosure contained in the prospectus or the statement of additional information.

Financial statements, opinion and consent of counsel, consent of independent auditors and any other necessary exhibits and information will be included in a subsequent pre-effective amendment to the Registration Statement.

Should you have any questions, please call the undersigned at 860-723-2239 or Katherine Gaudreau at 860-723-2257.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation